iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
L3Harris Technologies, Inc. .................. 145 $ 35,429
Northrop Grumman Corp. ................... 168 81,442
RTX Corp. ............................. 1,594 217,549
334,420
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 429 41,171
Expeditors International of Washington, Inc. ....... 847 95,482
FedEx Corp. ............................ 144 31,407
168,060
a
Automobiles  —  0 .1%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,382 20,080
a
Banks  —  6 .8%
Bank of America Corp. ..................... 6,861 302,776
Citigroup, Inc. ........................... 2,044 153,954
Huntington Bancshares, Inc. ................. 3,399 53,126
JPMorgan Chase & Co. .................... 2,586 682,704
PNC Financial Services Group, Inc. (The) ........ 722 125,491
Truist Financial Corp. ...................... 1,259 49,731
U.S. Bancorp ........................... 1,475 64,295
Wells Fargo & Co. ........................ 1,833 137,072
1,569,149
a
Beverages  —  2 .7%
Coca-Cola Co. (The) ...................... 4,703 339,086
Constellation Brands, Inc. , Class A ............. 126 22,465
Keurig Dr Pepper, Inc. ..................... 1,575 53,030
Molson Coors Beverage Co. , Class B ........... 1,102 59,056
PepsiCo, Inc. ........................... 1,195 157,083
630,720
a
Biotechnology  —  2 .9%
AbbVie, Inc. ............................ 1,703 316,945
Amgen, Inc. ............................ 512 147,548
Biogen, Inc.
(a)
........................... 206 26,737
Gilead Sciences, Inc. ...................... 1,111 122,299
Regeneron Pharmaceuticals, Inc. .............. 98 48,048
661,577
a
Broadline Retail  —  0 .1%
eBay, Inc. .............................. 322 23,561
a
Building Products  —  1 .0%
Allegion PLC ............................ 205 29,254
Carrier Global Corp. ....................... 1,107 78,818
Johnson Controls International PLC ............ 900 91,233
Owens Corning .......................... 170 22,771
222,076
a
Capital Markets  —  5 .8%
Bank of New York Mellon Corp. (The) ........... 1,668 147,802
BlackRock, Inc.
(c)
......................... 73 71,532
Cboe Global Markets, Inc. ................... 325 74,464
CME Group, Inc. , Class A ................... 84 24,276
Coinbase Global, Inc. , Class A
(a)
............... 89 21,949
FactSet Research Systems, Inc. ............... 63 28,870
Goldman Sachs Group, Inc. (The) ............. 326 195,747
Intercontinental Exchange, Inc. ............... 785 141,143
KKR & Co., Inc. .......................... 347 42,147
Morgan Stanley .......................... 1,645 210,609
Nasdaq, Inc. ............................ 1,126 94,066
Raymond James Financial, Inc. ............... 483 70,991
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 354 $ 181,552
State Street Corp. ........................ 395 38,031
1,343,179
a
Chemicals  —  1 .5%
Air Products and Chemicals, Inc. .............. 85 23,707
Ecolab, Inc. ............................ 451 119,795
International Flavors & Fragrances, Inc. .......... 300 22,968
Linde PLC ............................. 250 116,895
PPG Industries, Inc. ....................... 665 73,682
357,047
a
Commercial Services & Supplies  —  0 .4%
Veralto Corp. ............................ 887 89,614
a
Communications Equipment  —  1 .4%
Cisco Systems, Inc. ....................... 4,232 266,785
F5, Inc.
(a) (b)
............................. 98 27,967
Juniper Networks, Inc. ..................... 761 27,343
322,095
a
Construction Materials  —  0 .9%
CRH PLC .............................. 1,576 143,668
Martin Marietta Materials, Inc. ................ 99 54,208
197,876
a
Consumer Finance  —  1 .7%
American Express Co. ..................... 752 221,126
Capital One Financial Corp. .................. 660 124,839
Synchrony Financial ....................... 874 50,386
396,351
a
Consumer Staples Distribution & Retail  —  0 .7%
Dollar General Corp. ...................... 229 22,270
Dollar Tree, Inc.
(a)
......................... 308 27,800
Kroger Co. (The) ......................... 436 29,748
Sysco Corp. ............................ 344 25,112
Target Corp. ............................ 651 61,201
166,131
a
Containers & Packaging  —  0 .5%
Avery Dennison Corp. ...................... 129 22,927
Ball Corp. .............................. 857 45,918
Crown Holdings, Inc. ...................... 269 26,497
International Paper Co. ..................... 641 30,646
125,988
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 183 23,153
LKQ Corp. ............................. 1,704 68,961
Pool Corp. ............................. 75 22,544
114,658
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 4,726 131,383
Verizon Communications, Inc. ................ 4,509 198,215
329,598
a
Electric Utilities  —  1 .7%
Constellation Energy Corp. .................. 80 24,492
Edison International ....................... 626 34,837
Eversource Energy ....................... 831 53,857
Exelon Corp. ............................ 2,170 95,090
NextEra Energy, Inc. ...................... 2,624 185,359
393,635
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment  —  0 .5%
Eaton Corp. PLC ......................... 204 $ 65,321
Hubbell, Inc. ............................ 75 29,218
Rockwell Automation, Inc. ................... 104 32,817
127,356
a
Electronic Equipment, Instruments & Components  —  0 .4%
Keysight Technologies, Inc.
(a)
................. 347 54,493
Trimble, Inc.
(a)
........................... 472 33,639
88,132
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 1,540 57,057
Schlumberger N.V. ........................ 854 28,225
85,282
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 424 60,963
Walt Disney Co. (The) ..................... 1,468 165,942
226,905
a
Financial Services  —  2 .3%
Berkshire Hathaway, Inc. , Class B
(a)
............ 882 444,493
Fidelity National Information Services, Inc. ........ 643 51,189
PayPal Holdings, Inc.
(a)
..................... 650 45,682
541,364
a
Food Products  —  2 .6%
Archer-Daniels-Midland Co. .................. 1,013 48,898
Bunge Global SA ......................... 750 58,612
Conagra Brands, Inc. ...................... 1,163 26,621
General Mills, Inc. ........................ 2,736 148,455
Hormel Foods Corp. ....................... 776 23,808
Kellanova .............................. 1,508 124,606
Kraft Heinz Co. (The) ...................... 2,641 70,594
McCormick & Co., Inc. , NVS ................. 504 36,656
Mondelez International, Inc. , Class A ............ 394 26,591
The Campbell's Company ................... 781 26,585
591,426
a
Ground Transportation  —  1 .0%
CSX Corp. ............................. 1,631 51,523
JB Hunt Transport Services, Inc. .............. 219 30,408
Union Pacific Corp. ....................... 725 160,704
242,635
a
Health Care Equipment & Supplies  —  1 .9%
Abbott Laboratories ....................... 572 76,408
Cooper Companies, Inc. (The)
(a) (b)
.............. 287 19,596
Edwards Lifesciences Corp.
(a)
................ 1,120 87,607
Hologic, Inc.
(a)
........................... 414 25,738
ResMed, Inc.
(b)
.......................... 104 25,458
STERIS PLC ............................ 484 118,682
Stryker Corp. ........................... 108 41,325
Zimmer Biomet Holdings, Inc. ................ 408 37,605
432,419
a
Health Care Providers & Services  —  4 .2%
Cardinal Health, Inc. ....................... 757 116,911
Cencora, Inc. ........................... 304 88,537
Centene Corp.
(a)
......................... 650 36,686
Cigna Group (The) ........................ 334 105,758
CVS Health Corp. ........................ 699 44,764
Elevance Health, Inc. ...................... 377 144,708
HCA Healthcare, Inc. ...................... 147 56,064
Humana, Inc. ........................... 139 32,405
Labcorp Holdings, Inc. ..................... 157 39,088
Quest Diagnostics, Inc. ..................... 336 58,242
Security Shares Value
a
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. .................... 807 $ 243,642
966,805
a
Health Care REITs  —  0 .6%
Welltower, Inc. ........................... 845 130,367
a
Hotels, Restaurants & Leisure  —  1 .2%
McDonald's Corp. ........................ 630 197,726
Starbucks Corp. .......................... 931 78,157
275,883
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 191 22,550
PulteGroup, Inc. ......................... 241 23,625
46,175
a
Household Products  —  2 .9%
Church & Dwight Co., Inc. ................... 617 60,657
Clorox Co. (The) ......................... 528 69,633
Colgate-Palmolive Co. ..................... 278 25,837
Kimberly-Clark Corp. ...................... 402 57,792
Procter & Gamble Co. (The) ................. 2,720 462,101
676,020
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 1,003 148,795
Honeywell International, Inc. ................. 842 190,856
339,651
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 653 70,916
a
Insurance  —  3 .6%
Aflac, Inc. .............................. 491 50,838
Allstate Corp. (The) ....................... 284 59,603
Arch Capital Group Ltd. .................... 256 24,330
Arthur J Gallagher & Co. .................... 88 30,575
Hartford Insurance Group, Inc. (The) ............ 1,383 179,569
Marsh & McLennan Companies, Inc. ............ 491 114,727
MetLife, Inc. ............................ 1,406 110,484
Prudential Financial, Inc. .................... 1,594 165,601
Travelers Companies, Inc. (The) ............... 232 63,962
Willis Towers Watson PLC ................... 117 37,036
836,725
a
Interactive Media & Services  —  5 .5%
Meta Platforms, Inc. , Class A ................. 1,951 1,263,253
a
IT Services  —  2 .3%
Accenture PLC , Class A .................... 652 206,567
Akamai Technologies, Inc.
(a) (b)
................. 387 29,385
International Business Machines Corp. .......... 1,076 278,748
Twilio, Inc. , Class A
(a)
...................... 253 29,778
544,478
a
Life Sciences Tools & Services  —  1 .4%
Agilent Technologies, Inc. ................... 363 40,627
Avantor, Inc.
(a)
........................... 1,736 22,412
Danaher Corp. .......................... 560 106,344
IQVIA Holdings, Inc.
(a)
...................... 244 34,240
Mettler-Toledo International, Inc.
(a)
............. 32 36,977
Thermo Fisher Scientific, Inc. ................. 61 24,572
Waters Corp.
(a)
.......................... 114 39,813
West Pharmaceutical Services, Inc. ............ 142 29,941
334,926
a

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery  —  3 .8%
Caterpillar, Inc. .......................... 486 $ 169,143
CNH Industrial N.V. ....................... 3,487 43,622
Cummins, Inc. ........................... 421 135,343
Deere & Co. ............................ 261 132,134
Fortive Corp. ............................ 851 59,732
IDEX Corp. ............................. 151 27,317
Illinois Tool Works, Inc. ..................... 94 23,037
Ingersoll Rand, Inc. ....................... 282 23,022
PACCAR, Inc. ........................... 242 22,712
Parker-Hannifin Corp. ...................... 96 63,811
Pentair PLC ............................ 953 94,519
Xylem, Inc. ............................. 691 87,094
881,486
a
Media  —  0 .4%
Comcast Corp. , Class A .................... 2,337 80,790
Fox Corp. , Class B ........................ 448 22,526
103,316
a
Metals & Mining  —  0 .6%
Newmont Corp. .......................... 1,329 70,065
Nucor Corp. ............................ 338 36,963
Steel Dynamics, Inc. ....................... 197 24,245
131,273
a
Multi-Utilities  —  2 .1%
CMS Energy Corp. ........................ 1,092 76,691
Consolidated Edison, Inc. ................... 251 26,227
Dominion Energy, Inc. ...................... 1,351 76,561
NiSource, Inc. ........................... 3,754 148,433
Public Service Enterprise Group, Inc. ........... 1,809 146,584
Sempra ............................... 298 23,420
497,916
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 348 23,431
a
Oil, Gas & Consumable Fuels  —  5 .8%
Cheniere Energy, Inc. ...................... 345 81,761
Chevron Corp. ........................... 1,457 199,172
ConocoPhillips .......................... 1,979 168,908
Diamondback Energy, Inc. ................... 235 31,619
EQT Corp. ............................. 605 33,354
Exxon Mobil Corp. ........................ 2,856 292,169
Hess Corp. ............................. 541 71,515
Kinder Morgan, Inc. ....................... 5,435 152,397
ONEOK, Inc. ............................ 1,435 116,005
Phillips 66 .............................. 376 42,668
Valero Energy Corp. ....................... 314 40,497
Williams Companies, Inc. (The) ............... 1,974 119,447
1,349,512
a
Passenger Airlines  —  0 .2%
Delta Air Lines, Inc. ....................... 814 39,389
a
Personal Care Products  —  0 .2%
Kenvue, Inc. ............................ 2,182 52,084
a
Pharmaceuticals  —  3 .6%
Bristol-Myers Squibb Co. .................... 1,791 86,470
Johnson & Johnson ....................... 2,157 334,788
Merck & Co., Inc. ......................... 2,067 158,828
Pfizer, Inc. ............................. 4,968 116,698
Royalty Pharma PLC , Class A ................ 888 29,197
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 652 $ 109,947
835,928
a
Professional Services  —  1 .8%
Amentum Holdings, Inc.
(a)
................... 22 455
Automatic Data Processing, Inc. ............... 574 186,854
Broadridge Financial Solutions, Inc. ............ 428 103,931
Jacobs Solutions, Inc. ...................... 326 41,174
Leidos Holdings, Inc. ...................... 146 21,684
Paychex, Inc. ........................... 214 33,793
TransUnion ............................. 259 22,178
410,069
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 432 54,009
a
Semiconductors & Semiconductor Equipment  —  4 .4%
Analog Devices, Inc. ....................... 610 130,528
Applied Materials, Inc. ..................... 1,016 159,258
First Solar, Inc.
(a)
......................... 140 22,131
Intel Corp. ............................. 4,627 90,458
Lam Research Corp. ...................... 1,105 89,273
Micron Technology, Inc. ..................... 920 86,903
NXP Semiconductors N.V. ................... 468 89,449
QUALCOMM, Inc. ........................ 884 128,357
Texas Instruments, Inc. ..................... 1,215 222,162
1,018,519
a
Software  —  2 .8%
ANSYS, Inc.
(a)
........................... 312 103,216
Oracle Corp. ............................ 1,548 256,240
Salesforce, Inc. .......................... 1,085 287,927
647,383
a
Specialized REITs  —  2 .8%
American Tower Corp. ..................... 821 176,228
Crown Castle, Inc. ........................ 1,242 124,635
Digital Realty Trust, Inc. .................... 695 119,206
Equinix, Inc. ............................ 170 151,099
Iron Mountain, Inc. ........................ 429 42,347
Weyerhaeuser Co. ........................ 1,420 36,792
650,307
a
Specialty Retail  —  3 .0%
Best Buy Co., Inc. ........................ 577 38,244
Home Depot, Inc. (The) .................... 1,078 397,017
Lowe's Companies, Inc. .................... 670 151,239
Tractor Supply Co. ........................ 1,486 71,922
Williams-Sonoma, Inc. ..................... 257 41,572
699,994
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Dell Technologies, Inc. , Class C ............... 205 22,810
Hewlett Packard Enterprise Co. ............... 2,615 45,187
HP, Inc. ............................... 1,061 26,419
NetApp, Inc. ............................ 579 57,414
Western Digital Corp.
(a)
..................... 462 23,816
175,646
a
Textiles, Apparel & Luxury Goods  —  0 .1%
NIKE, Inc. , Class B ....................... 374 22,661
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 369 67,283
United Rentals, Inc. ....................... 79 55,962
123,245
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .2%
Essential Utilities, Inc. ...................... 933 $ 35,948
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 97 23,493
a
Total Long-Term Investments — 99.5%
(Cost: $ 23,310,038 ) ................................. 23,062,142
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 242,540 $ 242,637
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 65,446 65,446
a
Total Short-Term Securities — 1.4%
(Cost: $ 308,083 ) ................................... 308,083
Total Investments — 100.9%
(Cost: $ 23,618,121 ) ................................. 23,370,225
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (197,396)
Net Assets — 100.0% ................................. $ 23,172,829
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,301  $ 237,376
(a)
$ —  $ (39) $ (1) $ 242,637  242,540  $ 168
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 10,185  55,261
(a)
—  —  —  65,446  65,446  968  —
BlackRock, Inc. .... 16,233  68,194  (12,990) 955  (860) 71,532  73  604  —
$ 916  $ (861)
$ 379,615
$ 1,740  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 8 06/20/25 $ 83 $ 1,928

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 23,062,142 $ — $ — $ 23,062,142
Short-Term Securities
Money Market Funds ...................................... 308,083 — — 308,083
$ 23,370,225 $ — $ — $ 23,370,225
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,928 $ — $ — $ 1,928
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust